PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY FUND

March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS-98.0%
COMMUNICATION SERVICES-1.1%
	Interactive Media & Services-0.7%
12,746	Ziff Davis, Inc.(1)	$803,508

	Movies & Entertainment-0.4%
82,500	Eventbrite, Inc.(1)	452,100

TOTAL COMMUNICATION SERVICES		1,255,608

CONSUMER DISCRETIONARY-9.5%
	Apparel, Accessories & Luxury Goods-0.6%
6,535	Oxford Industries, Inc.	734,534

	Automotive Retail-2.3%
21,022	Advance Auto Parts, Inc.	1,788,762
3,240	Lithia Motors, Inc., Class A	974,786
		2,763,548
	Hotels, Resorts & Cruise Lines-1.0%
25,093	Hilton Grand Vacations, Inc.(1)	1,184,641

	Restaurants-5.6%
50,181	Bloomin' Brands, Inc.	1,439,191
7,600	Cava Group, Inc.(1)	532,380
44,285	Dutch Bros, Inc., Class A(1)	1,461,405
48,699	First Watch Restaurant Group, Inc.(1)	1,198,969
41,832	Wendy's Co.	788,115
3,411	Wingstop, Inc.	1,249,790
		6,669,850
TOTAL CONSUMER DISCRETIONARY		11,352,573

CONSUMER STAPLES-6.7%
	Food Distributors-0.8%
17,479	Andersons, Inc.	1,002,770

	Food Retail-1.9%
35,238	Sprouts Farmers Market, Inc.(1)	2,272,146

	Packaged Foods & Meats-1.8%
154,000	BRC, Inc.(1)	659,120
41,946	Simply Good Foods Co.(1)	1,427,422
		2,086,542
	Personal Care Products-2.2%
8,824	elf Beauty, Inc.(1)	1,729,769
18,600	Oddity Tech, Ltd.(1)	808,170
		2,537,939
TOTAL CONSUMER STAPLES		7,899,397
Shares		Value
ENERGY-7.3%
	Oil & Gas Equipment & Services-1.3%
42,571	ChampionX Corp.	$1,527,873

	Oil & Gas Exploration & Production-6.0%
14,678	Civitas Resources, Inc.	1,114,207
149,549	Comstock Resources, Inc.	1,387,815
4,900	Gulfport Energy Corp.(1)	784,588
56,538	Magnolia Oil & Gas Corp., Class A	1,467,161
20,494	Matador Resources Co.	1,368,384
27,934	SilverBow Resources, Inc.(1)	953,667
		7,075,822
TOTAL ENERGY		8,603,695

FINANCIALS-15.8%
	Asset Management & Custody Banks-1.0%
28,962	Victory Capital Holdings, Inc., Class A	1,228,858

	Insurance Brokers-0.6%
9,800	Goosehead Insurance, Inc., Class A	652,876

	Investment Banking & Brokerage-4.8%
11,704	PJT Partners, Inc.	1,103,219
58,128	Stifel Financial Corp.	4,543,866
		5,647,085
	Property & Casualty Insurance-1.0%
25,600	Employers Holdings, Inc.	1,161,984

	Regional Banks-7.1%
27,827	Ameris Bancorp	1,346,270
45,665	Atlantic Union Bankshares Corp.	1,612,431
22,169	Banner Corp.	1,064,112
46,816	Cadence Bank	1,357,664
60,108	First Bancorp/Southern Pines, NC	2,171,101
52,504	Old National Bancorp	914,095
		8,465,673
	Transaction & Payment Processing Services-1.3%
64,947	I3 Verticals, Inc., Class A(1)	1,486,637

TOTAL FINANCIALS		18,643,113

HEALTH CARE-11.5%
	Biotechnology-0.9%
26,800	ACADIA Pharmaceuticals, Inc.(1)	495,532
65,200	Recursion Pharmaceuticals, Inc.(1)	650,044
		1,145,576
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	1,051,695

	Health Care Equipment-2.0%
15,525	AtriCure, Inc.(1)	472,271
16,318	Integer Holdings Corp.(1)	1,903,984
		2,376,255
	Health Care Facilities-1.6%
37,733	Select Medical Holdings Corp.	1,137,650

Shares		Value
25,663	Surgery Partners, Inc.(1)	$765,527
		1,903,177
	Health Care Supplies-0.8%
59,696	Neogen Corp.(1)	942,003

	Health Care Technology-0.5%
69,000	Definitive Healthcare Corp.(1)	556,830

	Life Sciences Tools & Services-0.6%
11,500	Azenta, Inc.(1)	693,220

	Managed Health Care-0.9%
28,169	Progyny, Inc.(1)	1,074,647

	Pharmaceuticals-3.3%
8,300	Axsome Therapeutics, Inc.(1)	662,340
149,706	Elanco Animal Health, Inc.(1)	2,437,214
11,109	Prestige Brands Holdings, Inc.(1)	806,069
		3,905,623
TOTAL HEALTH CARE		13,649,026

INDUSTRIALS-22.9%
	Aerospace & Defense-3.2%
23,932	Moog, Inc., Class A	3,820,744

	Building Products-4.5%
32,839	AAON, Inc.	2,893,116
8,797	Armstrong World Industries, Inc.	1,092,763
18,028	Gibraltar Industries, Inc.(1)	1,451,795
		5,437,674
	Construction & Engineering-7.4%
24,874	Argan, Inc.	1,257,132
35,422	Granite Construction, Inc.	2,023,659
20,812	Quanta Services, Inc.	5,406,958
		8,687,749
	Construction Machinery & Heavy Transportation Equipment-1.3%
48,400	Atmus Filtration Technologies, Inc.(1)	1,560,900

	Heavy Electrical Equipment-0.8%
82,000	Bloom Energy Corp., Class A(1)	921,680

	Human Resource & Employment Services-1.8%
32,945	Korn Ferry	2,166,463

	Research & Consulting Services-1.4%
12,363	Science Applications International Corp.	1,612,012

	Trading Companies & Distributors-2.5%
14,705	Applied Industrial Technologies, Inc.	2,904,973

TOTAL INDUSTRIALS		27,112,195
Shares		Value
INFORMATION TECHNOLOGY-17.5%
	Application Software-3.7%
81,254	Box, Inc., Class A(1)	$2,301,113
78,000	Mitek Systems, Inc.(1)	1,099,800
186,266	Olo, Inc.(1)	1,022,600
		4,423,513
	Communications Equipment-0.5%
51,472	Extreme Networks, Inc.(1)	593,987

	Electronic Components-0.8%
59,096	Knowles Corp.(1)	951,446

	Electronic Equipment & Instruments-1.6%
13,427	OSI Systems, Inc.(1)	1,917,644

	Electronic Manufacturing Services-2.6%
44,009	Celestica, Inc.(1)	1,977,764
64,291	TTM Technologies, Inc.(1)	1,006,154
		2,983,918
	IT Consulting & Other Services-0.9%
42,656	Hackett Group, Inc.	1,036,541

	Systems Software-5.4%
6,656	Qualys, Inc.(1)	1,110,687
33,896	SentinelOne, Inc., Class A(1)	790,116
95,161	Varonis Systems, Inc.(1)	4,488,744
		6,389,547
	Technology Hardware, Storage & Peripherals-2.0%
46,383	Pure Storage, Inc., Class A(1)	2,411,452

TOTAL INFORMATION TECHNOLOGY		20,708,048

MATERIALS-3.0%
	Commodity Chemicals-1.2%
18,350	Hawkins, Inc.	1,409,280

	Metal, Glass & Plastic Containers-0.6%
9,839	Greif, Inc., Class A	679,383

	Specialty Chemicals-0.6%
9,000	HB Fuller Co.	717,660

	Steel-0.6%
9,682	Carpenter Technology Corp.	691,488

TOTAL MATERIALS		3,497,811

REAL ESTATE-1.2%
	Health Care REITs-0.6%
46,985	Sabra Health Care REIT, Inc.	693,968

Shares		Value
	Self-Storage REITs-0.6%
17,700	National Storage Affiliates Trust	$693,132

TOTAL REAL ESTATE		1,387,100

UTILITIES-1.5%
	Electric Utilities-0.6%
8,547	Otter Tail Corp.	738,461

	Multi-Utilities-0.9%
30,000	Avista Corp.	1,050,600

TOTAL UTILITIES		1,789,061

TOTAL COMMON STOCKS
(Cost $70,394,090)		115,897,627

EXCHANGE TRADED FUNDS-1.4%
15,476	iShares® Core S&P Small-Cap® ETF	1,710,408

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,468,019)		1,710,408

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
616,184	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.249% (at net asset value)	616,184

TOTAL SHORT TERM INVESTMENTS
(Cost $616,184)		616,184

TOTAL INVESTMENTS-99.9%
(Cost $72,478,293)		118,224,219
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%		88,815
NET ASSETS-100.0%		$118,313,034

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK LARGE COMPANY FUND

March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS-99.7%
COMMUNICATION SERVICES-9.0%
	Interactive Media & Services-7.1%
103,260	Alphabet, Inc., Class A(1)	$15,585,032
17,000	Meta Platforms, Inc., Class A	8,254,860
		23,839,892
	Movies & Entertainment-1.9%
5,326	Spotify Technology SA(1)	1,405,531
40,000	Walt Disney Co.	4,894,400
		6,299,931
TOTAL COMMUNICATION SERVICES		30,139,823

CONSUMER DISCRETIONARY-11.0%
	Apparel, Accessories & Luxury Goods-0.8%
6,996	Lululemon Athletica, Inc.(1)	2,732,987

	Broadline Retail-6.2%
116,093	Amazon.com, Inc.(1)	20,940,855

	Footwear-1.3%
120,586	On Holding AG(1)	4,266,333

	Home Improvement Retail-2.0%
17,950	Home Depot, Inc.	6,885,620

	Restaurants-0.7%
765	Chipotle Mexican Grill, Inc.(1)	2,223,679

TOTAL CONSUMER DISCRETIONARY		37,049,474

CONSUMER STAPLES-6.7%
	Consumer Staples Merchandise Retail-1.0%
25,868	BJ's Wholesale Club Holdings, Inc.(1)	1,956,914
7,212	Target Corp.	1,278,039
		3,234,953
	Distillers & Vintners-2.1%
26,361	Constellation Brands, Inc., Class A	7,163,865

	Household Products-2.1%
42,664	Procter & Gamble Co.	6,922,234

	Packaged Foods & Meats-1.1%
52,742	Mondelez International, Inc., Class A	3,691,940

	Soft Drinks & Non-alcoholic Beverages-0.4%
48,058	Keurig Dr Pepper, Inc.	1,473,939

TOTAL CONSUMER STAPLES		22,486,931
Shares		Value
ENERGY-5.1%
	Integrated Oil & Gas-1.5%
42,626	Exxon Mobil Corp.	$4,954,846

	Oil & Gas Exploration & Production-3.6%
42,274	ConocoPhillips	5,380,635
60,843	Devon Energy Corp.	3,053,102
19,000	Diamondback Energy, Inc.	3,765,230
		12,198,967
TOTAL ENERGY		17,153,813

FINANCIALS-11.2%
	Asset Management & Custody Banks-2.0%
6,669	BlackRock, Inc.	5,559,945
61,800	Blue Owl Capital, Inc.	1,165,548
		6,725,493
	Diversified Banks-2.7%
65,900	Fifth Third Bancorp	2,452,139
33,130	JP Morgan Chase & Co.	6,635,939
		9,088,078
	Investment Banking & Brokerage-2.2%
9,747	The Goldman Sachs Group, Inc.	4,071,224
36,221	Morgan Stanley	3,410,569
		7,481,793
	Transaction & Payment Processing Services-4.3%
25,662	Mastercard, Inc., Class A	12,358,049
31,251	PayPal Holdings, Inc.(1)	2,093,505
		14,451,554
TOTAL FINANCIALS		37,746,918

HEALTH CARE-15.6%
	Biotechnology-3.6%
29,978	AbbVie, Inc.	5,458,995
23,491	Amgen, Inc.	6,678,961
		12,137,956
	Health Care Equipment-2.4%
71,604	Abbott Laboratories	8,138,511

	Life Sciences Tools & Services-3.5%
14,514	IQVIA Holdings, Inc.(1)	3,670,445
13,979	Thermo Fisher Scientific, Inc.	8,124,735
		11,795,180
	Managed Health Care-2.7%
18,579	UnitedHealth Group, Inc.	9,191,031

	Pharmaceuticals-3.4%
25,288	Johnson & Johnson	4,000,309
55,904	Merck & Co., Inc.	7,376,533
		11,376,842
TOTAL HEALTH CARE		52,639,520

INDUSTRIALS-11.0%
	Aerospace & Defense-3.7%
72,352	RTX Corp.	7,056,491

Shares		Value
56,532	Textron, Inc.	$5,423,115
		12,479,606
	Agricultural & Farm Machinery-1.4%
11,164	Deere & Co.	4,585,501

	Industrial Machinery & Supplies & Components-3.1%
15,600	Chart Industries, Inc.(1)	2,569,632
13,905	Parker-Hannifin Corp.	7,728,260
		10,297,892
	Passenger Ground Transportation-0.9%
38,000	Uber Technologies, Inc.(1)	2,925,620

	Research & Consulting Services-1.9%
29,946	Jacobs Solutions, Inc.	4,603,599
6,747	Verisk Analytics, Inc.	1,590,470
		6,194,069
TOTAL INDUSTRIALS		36,482,688

INFORMATION TECHNOLOGY-27.9%
	Application Software-5.0%
4,736	Adobe, Inc.(1)	2,389,786
6,200	Datadog, Inc., Class A(1)	766,320
9,822	Roper Technologies, Inc.	5,508,571
28,090	Salesforce, Inc.	8,460,146
		17,124,823
	Communications Equipment-0.6%
10,662	F5 Networks, Inc.(1)	2,021,409

	Internet Services & Infrastructure-0.7%
31,600	Shopify, Inc., Class A(1)	2,438,572

	IT Consulting & Other Services-1.0%
9,500	Accenture PLC, Class A	3,292,795

	Semiconductors-5.4%
27,068	Advanced Micro Devices, Inc.(1)	4,885,503
9,064	Broadcom, Inc.	12,013,516
17,092	Marvell Technology Group, Ltd.	1,211,481
		18,110,500
	Systems Software-9.0%
11,632	Crowdstrike Holdings, Inc., Class A(1)	3,729,103
51,564	Microsoft Corp.	21,694,006
37,879	Oracle Corp.	4,757,981
		30,181,090
	Technology Hardware, Storage & Peripherals-6.2%
122,021	Apple, Inc.	20,924,161

TOTAL INFORMATION TECHNOLOGY		94,093,350
Shares		Value
MATERIALS-1.4%
	Specialty Chemicals-1.4%
31,455	PPG Industries, Inc.	$4,557,830

TOTAL MATERIALS		4,557,830

UTILITIES-0.8%
	Electric Utilities-0.4%
22,614	NextEra Energy, Inc.	1,445,261

	Water Utilities-0.4%
10,995	American Water Works Co., Inc.	1,343,699

TOTAL UTILITIES		2,788,960

TOTAL COMMON STOCKS
(Cost $131,384,871)		335,139,307

SHORT TERM INVESTMENTS-0.3%
	Mutual Funds-0.3%
970,223	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.249% (at net asset value)	970,223

TOTAL SHORT TERM INVESTMENTS
(Cost $970,223)		970,223

TOTAL INVESTMENTS-100.0%
(Cost $132,355,094)		336,109,530
OTHER ASSETS AND LIABILITIES-NET(2)-(0.0)%(3)		(159,804)
NET ASSETS-100.0%		$335,949,726

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2024 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-62.3%
COMMUNICATION SERVICES-1.4%
	Integrated Telecommunication Services-1.4%
82,000	AT&T, Inc.	$1,443,200

TOTAL COMMUNICATION SERVICES		1,443,200

CONSUMER DISCRETIONARY-5.3%
	Footwear-0.7%
7,500	NIKE, Inc., Class B	704,850

	Home Improvement Retail-2.0%
7,773	Lowe's Cos, Inc.	1,980,016

	Other Specialty Retail-1.0%
4,314	Dick's Sporting Goods, Inc.	970,046

	Restaurants-1.6%
3,487	McDonald's Corp.	983,160
6,500	Starbucks Corp.	594,035
		1,577,195
TOTAL CONSUMER DISCRETIONARY		5,232,107

CONSUMER STAPLES-7.7%
	Consumer Staples Merchandise Retail-3.4%
12,954	Target Corp.	2,295,578
18,987	Walmart, Inc.	1,142,448
		3,438,026
	Distillers & Vintners-0.7%
2,500	Constellation Brands, Inc., Class A	679,400

	Household Products-1.0%
6,200	Procter & Gamble Co.	1,005,950

	Soft Drinks & Non-alcoholic Beverages-2.6%
14,886	PepsiCo, Inc.	2,605,199

TOTAL CONSUMER STAPLES		7,728,575

ENERGY-4.6%
	Integrated Oil & Gas-3.4%
21,913	Chevron Corp.	3,456,557

	Oil & Gas Exploration & Production-0.3%
2,099	EOG Resources, Inc.	268,336

	Oil & Gas Refining & Marketing-0.9%
5,117	Valero Energy Corp.	873,421

TOTAL ENERGY		4,598,314
Shares/Principal Amount		Value
FINANCIALS-7.4%
	Asset Management & Custody Banks-1.2%
15,471	State Street Corp.	$1,196,218

	Diversified Banks-4.6%
13,409	JPMorgan Chase & Co.	2,685,823
8,000	PNC Financial Services Group, Inc.	1,292,800
14,609	US Bancorp	653,022
		4,631,645
	Investment Banking & Brokerage-1.6%
3,805	The Goldman Sachs Group, Inc.	1,589,311

TOTAL FINANCIALS		7,417,174

HEALTH CARE-12.8%
	Biotechnology-3.0%
16,500	AbbVie, Inc.	3,004,650

	Health Care Services-2.4%
30,000	CVS Health Corp.	2,392,800

	Pharmaceuticals-7.4%
1,444	Cigna Group	524,446
4,345	Eli Lilly & Co.	3,380,236
17,956	Merck & Co., Inc.	2,369,294
47,725	Pfizer, Inc.	1,324,369
		7,598,345
TOTAL HEALTH CARE		12,995,795

INDUSTRIALS-7.7%
	Aerospace & Defense-0.5%
2,600	L3Harris Technologies, Inc.	554,060

	Agricultural & Farm Machinery-0.6%
1,599	Deere & Co.	656,773

	Air Freight & Logistics-1.4%
9,508	United Parcel Service, Inc., Class B	1,413,174

	Construction Machinery & Heavy Equipment-2.7%
7,525	Caterpillar, Inc.	2,757,386

	Electrical Components & Equipment-2.5%
22,000	Emerson Electric Co.	2,495,240

TOTAL INDUSTRIALS		7,876,633

INFORMATION TECHNOLOGY-12.1%
	Communications Equipment-2.9%
58,222	Cisco Systems, Inc.	2,905,860

	IT Consulting & Other Services-1.2%
6,400	International Business Machines Corp.	1,222,144

Shares/Principal Amount		Value
	Semiconductors-3.0%
3,432	Analog Devices, Inc.	$678,815
13,545	Texas Instruments, Inc.	2,359,674
		3,038,489
	Technology Hardware, Storage & Peripherals-5.0%
29,567	Apple, Inc.	5,070,149

TOTAL INFORMATION TECHNOLOGY		12,236,642

MATERIALS-0.9%
	Industrial Gases-0.6%
2,326	Air Products & Chemicals, Inc.	563,520

	Specialty Chemicals-0.3%
2,907	RPM International, Inc.	345,788

TOTAL MATERIALS		909,308

REAL ESTATE-0.8%
	Data Center REITs-0.3%
2,400	Digital Realty Trust, Inc. REIT	345,696

	Self-Storage REITs-0.5%
11,408	CubeSmart REIT	515,870

TOTAL REAL ESTATE		861,566

UTILITIES-1.6%
	Electric Utilities-0.9%
9,886	Duke Energy Corp.	956,075

	Multi-Utilities-0.7%
14,099	Dominion Energy, Inc.	693,530

TOTAL UTILITIES		1,649,605

TOTAL COMMON STOCKS
(Cost $32,588,167)		62,948,919

CORPORATE BONDS-23.7%
	Auto Manufacturers-0.4%
$550,000	American Honda Finance Corp., 1.800%, 1/13/2031	455,700

	Banks-1.6%
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	481,822
500,000	Morgan Stanley, 1D US SOFR + 0.525%, 5/30/2025(1)	495,387
150,000	PNC Bank NA, 2.700%, 10/22/2029	130,322
500,000	PNC Financial Services Group, Inc., 1D US SOFR + 2.284%, 10/20/2034(1)	547,800
		1,655,331
Shares/Principal Amount		Value
	Chemicals-0.5%
$500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co LP, 5.125%, 4/1/2025(2)	$498,178

	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 4.400%, 6/1/2032	484,499

	Computers-0.5%
500,000	Dell International LLC / EMC Corp., 5.750%, 2/1/2033	517,783

	Diversified Financial Services-1.4%
500,000	American Express Co., 1D US SOFR + 1.835%, 5/1/2034(1)	494,380
250,000	BlackRock, Inc., 2.400%, 4/30/2030	219,146
500,000	Charles Schwab Corp., 1D US SOFR + 2.50%, 5/19/2034(1)	512,346
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	248,495
		1,474,367
	Diversified Manufacturing-0.5%
500,000	3M Co., 3.375%, 3/1/2029	464,637

	Electric-2.9%
500,000	CenterPoint Energy Houston Electric LLC, 4.450%, 10/1/2032	480,088
500,000	Duke Energy Corp., 4.300%, 3/15/2028	488,700
500,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 2/7/2031	496,955
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	477,113
500,000	NextEra Energy Capital Holdings, Inc., 5.000%, 7/15/2032	497,481
500,000	Wisconsin Electric Power Co., 4.750%, 9/30/2032	492,783
		2,933,120
	Electronics-0.7%
500,000	Honeywell International, Inc., 4.500%, 1/15/2034	486,316
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	185,151
		671,467
	Engineering&Construction-0.5%
500,000	Jacobs Engineering Group, Inc., 5.900%, 3/1/2033	506,578

	Environmental Control-1.5%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	489,418
500,000	Republic Services, Inc., 5.700%, 5/15/2041	518,400

Shares/Principal Amount		Value
$500,000	Waste Management, Inc., 3.500%, 5/15/2024	$498,696
		1,506,514
	Healthcare-Products-0.5%
500,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	509,337

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	829,059

	Insurance-1.8%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	442,263
400,000	Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	334,341
500,000	MetLife, Inc., 5.875%, 2/6/2041	526,654
500,000	Progressive Corp., 4.950%, 6/15/2033	499,621
		1,802,879
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	237,904

	Lodging-0.5%
500,000	Marriott International, Inc., 4.900%, 4/15/2029	496,254

	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	482,120

	Machinery-Diversified-0.5%
500,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	513,131

	Oil&Gas-0.7%
500,000	Marathon Oil Corp., 6.600%, 10/1/2037	526,541
250,000	Phillips 66, 4.650%, 11/15/2034	238,152
		764,693
	Pharmaceuticals-1.1%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	461,665
175,000	AbbVie, Inc., 4.550%, 3/15/2035	169,224
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	242,869
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	198,008
		1,071,766
	Pipelines-0.5%
500,000	ONEOK, Inc., 5.800%, 11/1/2030	515,499
Shares/Principal Amount		Value
	Regional Banks-1.0%
$1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	$975,215

	REITS-0.5%
500,000	Prologis Targeted US Logistics Fund LP, 5.250%, 4/1/2029(2)	498,917

	Retail-2.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	241,737
175,000	Home Depot, Inc., 5.875%, 12/16/2036	188,053
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	491,127
500,000	Target Corp., 4.400%, 1/15/2033	487,288
500,000	Walmart, Inc., 5.250%, 9/1/2035	524,994
500,000	Walmart, Inc., 3.950%, 6/28/2038	457,203
		2,390,402
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	470,256

	Software & Services-0.7%
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	745,255

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	484,068

TOTAL CORPORATE BONDS
(Cost $24,444,825)		23,954,929

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.5%
	Federal Home Loan Mortgage Corp.-0.1%
127,466	Freddie Mac REMICS, Series 2015-4517, Class PC, 2.500%, 5/15/2044	119,598

	Government National Mortgage Association-0.4%
433,413	Government National Mortgage Association, Series 2018-126, Class DA, 3.500%, 1/20/2048	406,876

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $560,169)		526,474

Shares/Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES-1.4%
	Commercial Mortgage-Backed Securities-1.4%
$1,500,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,447,923

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,534,970)		1,447,923

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-2.9%
	Federal Home Loan Mortgage Corp.-0.3%
54,951	Freddie Mac Gold Pool, G18527, 3.000%, 10/1/2029	52,641
231,133	Freddie Mac Gold Pool, G18707, 3.500%, 9/1/2033	222,263
		274,904
	Federal National Mortgage Association-1.8%
704,020	Fannie Mae Pool, BL5389, 2.710%, 5/1/2027	662,917
575,344	Fannie Mae Pool, AM6756, 3.570%, 10/1/2029	547,205
142,807	Fannie Mae Pool, MA3621, 3.500%, 3/1/2039	133,104
44,025	Fannie Mae Pool, BN4896, 4.000%, 1/1/2049	41,190
119,856	Fannie Mae Pool, MA3592, 4.000%, 2/1/2049	112,452
354,784	Fannie Mae Pool, BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	349,904
		1,846,772
	Small Business Administration Pools-0.4%
146,886	Small Business Administration Pools, PRIME - 3.50%, 1/25/2042(1)	148,284
218,538	Small Business Administration Pools, PRIME - 3.50%, 7/25/2042(1)	220,025
		368,309
	UMBS Collateral-0.4%
460,235	Fannie Mae Pool, 5.000%, 12/1/2052	449,517

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $3,096,116)		2,939,502

U.S. TREASURY SECURITIES-5.9%
	Federal Home Loan Banks-0.7%
750,000	4.625%, 11/17/2026	752,113

	U.S. Treasury Bond-2.4%
150,000	4.500%, 2/15/2036	156,088
150,000	4.750%, 2/15/2037	159,586
500,000	3.500%, 2/15/2039	459,531
500,000	2.875%, 8/15/2028	472,227
500,000	4.125%, 11/15/2032	496,670
750,000	3.500%, 2/15/2033	710,449
		2,454,551
	U.S. Treasury Note-2.8%
1,500,000	4.500%, 11/30/2024	1,492,841
100,000	3.875%, 11/30/2027	98,400
500,000	4.000%, 12/15/2025	493,926
Shares/Principal Amount		Value
$750,000	3.500%, 1/31/2030	$721,831
		2,806,998
TOTAL U.S. TREASURY SECURITIES
(Cost $6,140,749)		6,013,662

TAXABLE MUNICIPAL BONDS-2.4%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	158,244

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,431

	Ohio-0.6%
660,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	641,343

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	427,567

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	385,612

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	533,644

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,618,471)		2,416,841

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
382,763	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.249% (at net asset value)	382,763

TOTAL SHORT TERM INVESTMENTS
(Cost $382,763)		382,763

TOTAL INVESTMENTS-99.5%
(Cost $71,366,230)		100,631,013
OTHER ASSETS AND LIABILITIES-NET(3)-0.5%		535,721
NET ASSETS-100.0%		$101,166,734

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of March 31, 2024 was 5.34%

1Y US TI - 1 Year US Treasury Bill as of March 31, 2024 was 5.03%

PRIME - US Prime Rate as of March 31, 2024 was 8.50%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities amounted to a value of $1,458,760 or 1.44% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

March 31, 2024 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-2.0%
4,602	iShares® 20+ Year Treasury Bond ETF	$435,441
28,924	iShares® iBoxx $ Investment Grade Corporate Bond ETF	3,150,402

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,674,430)		3,585,843

CORPORATE BONDS-11.5%
	Banks-7.5%
$1,000,000	Citigroup, Inc., 5.400%, 1/20/2026	995,292
1,000,000	Comerica, Inc., 4.000%, 2/1/2029	918,013
1,000,000	Fifth Third Bank NA, 3.850%, 3/15/2026	963,645
1,000,000	First Citizens BancShares, Inc., 3M CME TERM SOFR + 2.465%, 3/15/2030(1)	956,641
3,000,000	First Horizon Bank, 5.750%, 5/1/2030	2,841,101
500,000	FNB Corp., 4.875%, 10/2/2025	479,909
1,000,000	KeyBank NA/Cleveland OH, 3.400%, 5/20/2026	943,157
1,000,000	KeyCorp, 2.250%, 4/6/2027	900,446
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	480,048
500,000	PNC Financial Services Group, Inc., SOFRINDX + 1.73%, 10/20/2027(1)	514,913
1,000,000	PNC Financial Services Group, Inc., SOFRINDX + 2.14%, 10/28/2033(1)	1,034,481
1,000,000	US Bancorp, 1D US SOFR + 1.60%, 2/1/2034(1)	950,055
500,000	Wells Fargo Bank NA, 6.180%, 2/15/2036	504,226
1,000,000	Wintrust Financial Corp., 4.850%, 6/6/2029	911,258
		13,393,185
	Biotechnology-1.1%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	2,017,729

	Healthcare-Services-1.2%
2,000,000	Aetna, Inc., 6.750%, 12/15/2037	2,233,962

	Pipelines-0.6%
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	985,346

	Retail-1.1%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	1,936,946

TOTAL CORPORATE BONDS
(Cost $20,565,996)		20,567,168

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-18.7%
	Agency Collat CMO-5.3%
$208,298	Freddie Mac Structured Pass-Through Certificates, Series 2003-55, Class 1A3A, 30D US SOFR + 0.51448%, 3/25/2043(1)	$207,462
602,079	Fannie Mae REMIC, Series 2004-W14, Class 1AF, 30D US SOFR + 0.51448%, 7/25/2044(1)	566,251
584,020	Government National Mortgage Association, Series 2010-59, Class FL, 1M CME TERM SOFR + 0.61448%, 5/20/2040(1)	579,410
2,241,862	Freddie Mac Strips, Series 2014-330, Class F4, 30D US SOFR + 0.46448%, 10/15/2037(1)	2,201,735
2,578,120	Fannie Mae REMICS, Series 2022-76, Class D, 5.500%, 8/25/2045	2,551,533
3,330,172	Fannie Mae REMICS, Series 2022-83, Class DA, 6.000%, 1/25/2048	3,353,658
		9,460,049

	Agency Collat PAC CMO-3.1%
3,865,383	Freddie Mac REMICS, Series 2020-5020, Class TP, 2.000%, 10/25/2050	3,021,635
3,390,680	Government National Mortgage Association, Series 2021-23, Class TE, 1.000%, 2/20/2051	2,483,142
		5,504,777

	Commercial MBS-4.1%
2,519,758	Government National Mortgage Association, Series 2020-177, Class DA, 1.250%, 6/16/2062	1,592,226
5,000,000	Government National Mortgage Association, Series 2021-181, Class B, 1.900%, 1/16/2063	2,865,895
5,000,000	Government National Mortgage Association, Series 2021-203, Class B, 2.000%, 4/16/2062	2,885,486
		7,343,607

	Federal Home Loan Mortgage Corp.-0.3%
629,910	Freddie Mac REMICS, Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	537,129

	Federal National Mortgage Association-0.9%
622,778	Fannie Mae REMICS, Series 2003-W18, Class 2A, 4.446%, 6/25/2043, REMIC (1)	606,099
796,532	Fannie Mae REMICS, Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	708,692
454,963	Fannie Mae REMICS, Series 2019-74, Class LB, 3.000%, 10/25/2049	404,736
		1,719,527

	Government National Mortgage Association-0.2%
513,950	Government National Mortgage Association, Series 2013-38, Class KA, 1.250%, 2/20/2042	455,191

	Sovereign-4.8%
2,000,000	3.560%, 11/30/2043	1,636,861
2,000,000	3.330%, 9/5/2045	1,531,734
2,000,000	3.730%, 10/22/2032	1,899,557
2,000,000	1.910%, 5/17/2034	1,589,104
2,000,000	4.000%, 2/9/2033	1,940,288
		8,597,544

Shares/Principal Amount		Value

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,085,132)		$33,617,824

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-38.9%
	Federal Home Loan Mortgage Corp.-0.6%
1,136,684	Freddie Mac Pool, QA6315, 3.500%, 1/1/2050	1,044,174

	FNMA Collateral-0.9%
1,806,018	Fannie Mae Pool, MA2711, 3.000%, 8/1/2046	1,562,229

	GNMA2 Collateral-4.0%
2,688,677	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,472,001
3,126,631	Ginnie Mae II Pool, 5.500%, 11/20/2052	3,099,417
1,709,103	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,694,227
		7,265,645
	Government National Mortgage Association-0.1%
100,771	Ginnie Mae I Pool, 589693, 4.500%, 7/15/2029	99,014

	Sovereign-1.0%
2,000,000	Federal Home Loan Banks, 3.700%, 6/22/2035	1,865,516

	UMBS Collateral-32.3%
4,496,248	Freddie Mac Pool, 4.000%, 6/1/2052	4,172,184
4,569,560	Freddie Mac Pool, 4.500%, 10/1/2052	4,353,056
2,813,250	Freddie Mac Pool, 4.000%, 11/1/2052	2,606,279
4,661,977	Freddie Mac Pool, 5.000%, 1/1/2053	4,553,032
4,712,136	Freddie Mac Pool, 5.000%, 2/1/2053	4,599,860
959,194	Freddie Mac Pool, 5.500%, 9/1/2053	954,733
3,783,650	Freddie Mac Pool, 6.000%, 9/1/2053	3,819,358
1,989,851	Fannie Mae Pool, 4.500%, 7/1/2042	1,929,331
4,235,696	Fannie Mae Pool, 4.500%, 10/1/2042	4,119,003
4,342,137	Fannie Mae Pool, 4.500%, 11/1/2042	4,222,518
1,978,559	Fannie Mae Pool, 4.500%, 1/1/2043	1,924,050
2,530,420	Fannie Mae Pool, 5.500%, 1/1/2043	2,544,805
4,482,432	Fannie Mae Pool, 4.000%, 6/1/2052	4,159,439
4,480,692	Fannie Mae Pool, 4.500%, 7/1/2052	4,268,402
2,670,819	Fannie Mae Pool, 5.500%, 11/1/2052	2,666,095
2,553,144	Fannie Mae Pool, 6.000%, 11/1/2052	2,585,604
4,656,270	Fannie Mae Pool, 5.000%, 2/1/2053	4,547,227
		58,024,976
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $72,412,432)		69,861,554

U.S. TREASURY SECURITIES-19.1%
	Tennessee Valley Authority-0.6%
1,000,000	5.880%, 4/1/2036	1,115,030

Shares/Principal Amount		Value
	Tennessee Valley Authority Generic Strip-0.2%
$1,000,000	–%, 1/15/2047(2)	$309,770

	U.S. Treasury Bond-6.1%
1,000,000	3.750%, 11/15/2043	904,902
1,000,000	1.125%, 8/15/2040	619,336
2,000,000	1.750%, 8/15/2041	1,350,469
2,000,000	2.000%, 11/15/2041	1,403,750
2,000,000	2.375%, 2/15/2042	1,488,203
3,000,000	2.875%, 5/15/2028	2,839,570
2,500,000	2.875%, 8/15/2028	2,361,133
		10,967,363
	U.S. Treasury Note-4.8%
2,000,000	1.500%, 2/15/2030	1,719,922
2,000,000	0.625%, 8/15/2030	1,602,109
2,500,000	2.750%, 5/31/2029	2,329,150
1,000,000	3.875%, 12/31/2027	984,063
2,000,000	4.000%, 2/15/2026	1,975,469
		8,610,713
	United States Treasury Strip Coupon-7.4%
2,150,000	–%, 5/15/2040(2)	1,034,009
2,200,000	–%, 11/15/2040(2)	1,027,738
2,300,000	–%, 2/15/2041(2)	1,060,332
2,200,000	–%, 5/15/2041(2)	1,001,567
2,275,000	–%, 8/15/2041(2)	1,021,597
2,220,000	–%, 2/15/2042(2)	971,248
4,565,000	–%, 5/15/2042(2)	1,973,650
2,265,000	–%, 8/15/2042(2)	967,620
2,400,000	–%, 11/15/2042(2)	1,013,536
3,000,000	–%, 5/15/2043(2)	1,238,262
2,500,000	–%, 8/15/2043(2)	1,020,420
2,500,000	–%, 11/15/2043(2)	1,011,261
		13,341,240
TOTAL U.S. TREASURY SECURITIES
(Cost $35,000,855)		34,344,116

TAXABLE MUNICIPAL BONDS-7.3%
	Arkansas-0.7%
	University of Arkansas:
500,000	3.382%, 9/1/2037	425,398
1,000,000	3.301%, 11/1/2039	824,723
		1,250,121
	California-1.9%
500,000	Bonita Unified School District, 2.619%, 8/1/2035	401,337
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	812,474
500,000	Desert Community College District, 2.978%, 8/1/2037	410,751
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	402,852
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	584,631

Shares/Principal Amount		Value
$910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	$775,765
		3,387,810
	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	879,131

	Massachusetts-1.1%
1,000,000	City of Quincy MA, 2.788%, 12/15/2035	800,145
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,135,651
		1,935,796
	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,063,807

	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	734,458

	Ohio-0.5%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	471,295
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	405,851
		877,146
	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	414,247

	Texas-0.2%
500,000	Round Rock Transportation & Economic Development Corp., 3.000%, 8/15/2039	382,671

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,095,644

	West Virginia-0.6%
1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	1,000,668

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $15,911,581)		13,021,499

SHORT TERM INVESTMENTS-0.8%
	Mutual Funds-0.8%
1,466,797	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.249% (at net asset value)	1,466,797

TOTAL SHORT TERM INVESTMENTS
(Cost $1,466,797)		1,466,797
Shares/Principal Amount	Value
TOTAL INVESTMENTS-98.3%
(Cost $190,117,223)	$176,464,801
OTHER ASSETS AND LIABILITIES-NET(3)-1.7%	3,122,224
NET ASSETS-100.0%	$179,587,025

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:
1D US SOFR - 1 Day SOFR as of March 31, 2024 was 5.34%
30D US SOFR - 30 Days SOFR as of March 31, 2024 was 5.32%
1M CME TERM SOFR - 1 Month CME TERM SOFR as of March 31, 2024 was 5.33%
3M CME TERM SOFR - 3 Month CME TERM SOFR as of March 31, 2024 was 5.30%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Is Zero Coupon
(3)	Assets, other than investments in securities, less liabilities.
Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2024 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-96.9%
	Pennsylvania-0.4%
$335,000	Quakertown Community School District, 4.000%, 9/1/2039	$334,992

	West Virginia-96.5%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	472,398
750,000	2.000%, 6/1/2040	532,059
400,000	4.000%, 6/1/2040	402,343
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,500,357
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	364,412
450,000	Series C, 3.400%, 12/1/2034	445,202
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	380,328
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	284,730
950,000	5.000%, 6/1/2028	983,814
655,000	5.000%, 6/1/2029	677,897
620,000	Series A, 5.300%, 3/1/2029	621,325
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	886,903
965,000	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2027	941,122
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,708,297
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	252,509
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	594,053
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	338,381
315,000	3.000%, 6/1/2041	270,039
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
620,000	Series A, 4.000%, 3/1/2029	630,161
310,000	Series B, 4.000%, 6/1/2031	315,464
Shares/Principal Amount		Value
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
$310,000	4.000%, 7/1/2031	$315,385
275,000	4.000%, 7/1/2032	279,092
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	249,329
600,000	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series B, 4.000%, 12/1/2027	598,413
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	524,707
500,000	4.000%, 6/1/2036	521,712
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	870,741
680,000	3.000%, 11/1/2041	573,261
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	101,436
225,000	Series C, 3.400%, 11/1/2031	207,137
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	369,944
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	481,554
500,000	2.000%, 10/1/2031	429,939
640,000	2.250%, 10/1/2032	549,704
565,000	2.500%, 10/1/2033	494,099
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	828,632
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	325,744
380,000	Series A, 3.000%, 1/1/2031	341,768
1,660,000	Series A, 4.250%, 1/1/2035	1,663,864
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,220,253
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	916,879
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,396,095
850,000	Lewis County Building Commission, 4.750%, 2/1/2038	861,612
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,787,141
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,973,549
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	500,715
500,000	4.000%, 12/1/2034	529,860
1,500,000	3.000%, 12/1/2040	1,305,152
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,431,077

Shares/Principal Amount		Value
$200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	$200,031
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 4.000%, 12/1/2029	1,021,408
1,210,000	Series A, 4.000%, 12/1/2030	1,234,954
1,000,000	Series A, 4.000%, 12/1/2031	1,018,871
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	1,029,954
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,872,025
635,000	3.000%, 6/1/2034	606,352
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	518,727
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	947,179
1,150,000	3.000%, 11/1/2040	1,002,256
1,000,000	3.000%, 4/1/2041	861,809
1,000,000	3.000%, 6/1/2041	859,521
1,000,000	3.625%, 12/1/2045	845,365
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	926,479
880,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	880,065
	State of West Virginia:
500,000	5.000%, 6/1/2035	539,668
1,000,000	5.000%, 12/1/2040	1,059,297
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	788,773
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	534,903
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	671,568
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,651,232
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
310,000	Series C, 3.500%, 6/1/2030	310,726
600,000	Series D, 3.250%, 6/1/2028	600,197
355,000	Series D, 3.500%, 6/1/2030	355,831
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,062,271
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	100,017
Shares/Principal Amount		Value
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
$1,730,000	5.000%, 7/1/2034	$1,820,537
400,000	Series B, 3.600%, 4/1/2027	399,023
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,014,260
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	583,473
	West Virginia Housing Development Fund:
500,000	3.450%, 5/1/2030	496,414
1,100,000	3.450%, 11/1/2030	1,089,028
500,000	2.000%, 11/1/2032	426,288
1,500,000	3.700%, 11/1/2032	1,498,760
375,000	3.800%, 5/1/2034	377,027
500,000	3.375%, 11/1/2034	488,333
370,000	3.850%, 11/1/2034	372,674
500,000	4.375%, 5/1/2035	515,856
800,000	2.050%, 11/1/2035	649,801
575,000	3.800%, 11/1/2037	564,092
1,500,000	4.150%, 11/1/2038	1,510,060
1,000,000	4.150%, 11/1/2038	1,006,707
500,000	4.000%, 11/1/2039	494,554
500,000	4.450%, 11/1/2043	500,157
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	515,468
535,000	Series A, 5.000%, 7/1/2027	535,447
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	298,687
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	493,917
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	502,482
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	489,018
770,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	794,855
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,015,568
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	494,021

Shares/Principal Amount		Value
$500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	$519,658
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,717,585
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
800,000	Series A-II, 3.000%, 11/1/2027	795,300
300,000	Series A-II, 3.125%, 11/1/2028	300,379
725,000	Series B-II, 4.000%, 11/1/2025	725,319
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	998,555
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	807,902
		84,561,272
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $89,876,163)		84,896,264

SHORT TERM INVESTMENTS-2.0%
	Mutual Funds-2.0%
1,763,327	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.249% (at net asset value)	1,763,327

TOTAL SHORT TERM INVESTMENTS
(Cost $1,763,327)		1,763,327

TOTAL INVESTMENTS-98.9%
(Cost $91,639,490)		86,659,591
OTHER ASSETS AND LIABILITIES-NET(3)-1.1%		994,915
NET ASSETS-100.0%		$87,654,506

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities amounted to a value of $2,220,253 or 2.53% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2024 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-94.3%
BROAD DOMESTIC EQUITY-10.5%
9,293	SPDR S&P 500® ETF Trust	$4,860,889

TOTAL BROAD DOMESTIC EQUITY		4,860,889

BROAD DOMESTIC FIXED INCOME-40.4%
47,058	iShares® 1-3 Year Treasury Bond ETF	3,848,403
27,601	iShares® iBoxx $ High Yield Corporate Bond ETF	2,145,426
59,038	iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,430,419
63,952	iShares® Core U.S. Aggregate Bond ETF	6,263,459

TOTAL BROAD DOMESTIC FIXED INCOME		18,687,707

COMMODITIES-9.0%
114,537	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,588,628
12,476	SPDR® Gold Shares(1)	2,566,563

TOTAL COMMODITIES		4,155,191

INTERNATIONAL (EX. U.S.) EQUITY-3.2%
27,835	iShares® MSCI ACWI ex U.S. ETF	1,486,111

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		1,486,111

U.S. SECTOR FOCUSED EQUITY-13.0%
14,252	Consumer Staples Select Sector SPDR® Fund	1,088,283
12,894	Energy Select Sector SPDR® Fund	1,217,323
29,478	Financial Select Sector SPDR® Fund	1,241,613
7,906	Health Care Select Sector SPDR® Fund	1,167,953
10,326	Industrial Select Sector SPDR® Fund	1,300,663

TOTAL U.S. SECTOR FOCUSED EQUITY		6,015,835

U.S. SMALL AND MID CAP EQUITY-7.2%
15,910	iShares® Russell 2000® ETF	3,345,873

TOTAL U.S. SMALL AND MID CAP EQUITY		3,345,873

U.S. VALUE COMPANY FOCUSED EQUITY-11.0%
42,341	Vanguard® Mega Cap Value ETF	5,060,173
Shares/Principal Amount	Value

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	$5,060,173

TOTAL EXCHANGE TRADED FUNDS
(Cost $37,826,291)	43,611,779

SHORT TERM INVESTMENTS-4.9%
Mutual Funds-4.9%
2,251,682	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.249% (at net asset value)	2,251,682

TOTAL SHORT TERM INVESTMENTS
(Cost $2,251,682)	2,251,682

TOTAL INVESTMENTS-99.2%
(Cost $40,077,973)	45,863,461
OTHER ASSETS AND LIABILITIES-NET(2)-0.8%	378,114
NET ASSETS-100.0%	$46,241,575

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2024.

Investment Abbreviations:
SPDR - Standard and Poor's Depository Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2024 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2024, in valuing the Funds’ investments carried at value:

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$62,948,919	$–	$–	$62,948,919
Corporate Bonds	–	23,954,929	–	23,954,929
U.S. Government Agency - Collateralized Mortgage Obligations	–	526,474	–	526,474
Commercial Mortgage-Backed Securities	–	1,447,923	–	1,447,923
U.S. Government Agency - Mortgage-Backed Securities	–	2,939,502	–	2,939,502
U.S. Treasury Securities	–	6,013,662	–	6,013,662
Taxable Municipal Bonds	–	2,416,841	–	2,416,841
Short Term Investments	382,763	–	–	382,763
Total	$63,331,682	$37,299,331	$–	$100,631,013

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,585,843	$–	$–	$3,585,843
Corporate Bonds	–	20,567,168	–	20,567,168
U.S. Government Agency - Collateralized Mortgage Obligations	–	33,617,824	–	33,617,824
U.S. Government Agency - Mortgage-Backed Securities	–	69,861,554	–	69,861,554
U.S. Treasury Securities	–	34,344,116	–	34,344,116
Taxable Municipal Bonds	–	13,021,499	–	13,021,499
Short Term Investments	1,466,797	–	–	1,466,797
Total	$5,052,640	$171,412,161	$–	$176,464,801

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$84,896,264	$–	$84,896,264
Short Term Investments	1,763,327	–	–	1,763,327
Total	$1,763,327	$84,896,264	$–	$86,659,591

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$43,611,779	$–	$–	$43,611,779
Short Term Investments	2,251,682	–	–	2,251,682
Total	$45,863,461	$–	$–	$45,863,461

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$335,139,307	$–	$–	$335,139,307
Short Term Investments	970,223	–	–	970,223
Total	$336,109,530	$–	$–	$336,109,530

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$115,897,627	$–	$–	$115,897,627
Exchange Traded Funds	1,710,408	–	–	1,710,408
Short Term Investments	616,184	–	–	616,184
Total	$118,224,219	$–	$–	$118,224,219

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended March 31, 2024. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of March 31, 2024, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.